Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and welfare payable	$ 31,504	$ 45,257
Other current liabilities	205,899	106,940
Accrued expenses and other current liabilities	$ 237,403	$ 152,197